Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Restated balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	$ 108,175		$ 7,323	$ 17,318	$ (5)	$ (334)	$ 78,037	$ 5,725	$ 108,064	$ 111	$ (2,357)	$ 5,688	$ 2,394
Restated balance at beginning of period (Transition adjustments [member]) at Oct. 31, 2022	(2,359)						(2,359)		(2,359)
Restated balance at beginning of period (Currently Restated [Member]) at Oct. 31, 2022	105,816		7,323	17,318	(5)	(334)	75,678	5,725	105,705	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	667			666			1		667
Sales of treasury shares and other equity instruments	2,466				389	2,077			2,466
Purchases of treasury shares and other equity instruments	(2,258)				(388)	(1,870)			(2,258)
Share-based compensation awards	4	$ 45					4		4
Dividends on common shares	(3,665)						(3,665)		(3,665)
Dividends on preferred shares and distributions on other equity instruments	(127)						(111)		(111)	(16)
Other	28						28		28
Net income	6,813						6,810		6,810	3
Total other comprehensive income (loss), net of taxes	(799)						(828)	29	(799)		499	35	(505)
Restated balance at end of period at Apr. 30, 2023	108,945		7,323	17,984	(4)	(127)	77,917	5,754	108,847	98	(1,858)	5,723	1,889
Restated balance at beginning of period at Jan. 31, 2023	105,359		7,323	17,342	10	(389)	75,929	5,041	105,256	103	(1,757)	4,800	1,998
Changes in equity
Issues of share capital and other equity instruments	642			642					642
Sales of treasury shares and other equity instruments	1,447				112	1,335			1,447
Purchases of treasury shares and other equity instruments	(1,199)				(126)	(1,073)			(1,199)
Share-based compensation awards	(1)	21					(1)		(1)
Dividends on common shares	(1,836)						(1,836)		(1,836)
Dividends on preferred shares and distributions on other equity instruments	(76)						(67)		(67)	(9)
Other	25						25		25
Net income	3,680						3,679		3,679	1
Total other comprehensive income (loss), net of taxes	904						188	713	901	3	(101)	923	(109)
Restated balance at end of period at Apr. 30, 2023	108,945		7,323	17,984	(4)	(127)	77,917	5,754	108,847	98	(1,858)	5,723	1,889
Restated balance at beginning of period (Previously stated [member]) at Oct. 31, 2023	115,147		7,323	19,398	(9)	(231)	81,715	6,852	115,048	99	(2,516)	6,612	2,756
Restated balance at beginning of period (Transition adjustments [member]) at Oct. 31, 2023							(656)	656			656
Restated balance at beginning of period (Currently Restated [Member]) at Oct. 31, 2023	115,147		7,323	19,398	(9)	(231)	81,059	7,508	115,048	99	(1,860)	6,612	2,756
Restated balance at beginning of period at Oct. 31, 2023	115,147
Changes in equity
Issues of share capital and other equity instruments	3,626		2,120	1,520			(14)		3,626
Redemption of preferred shares and other equity instruments	(21)		(23)				2		(21)
Sales of treasury shares and other equity instruments	2,856				517	2,339			2,856
Purchases of treasury shares and other equity instruments	(2,668)				(489)	(2,179)			(2,668)
Share-based compensation awards	8	60					8		8
Dividends on common shares	(3,897)						(3,897)		(3,897)
Dividends on preferred shares and distributions on other equity instruments	(128)						(125)		(125)	(3)
Other	7						7		7
Net income	7,532						7,528		7,528	4
Total other comprehensive income (loss), net of taxes	(858)						(794)	(64)	(858)		778	(224)	(618)
Restated balance at end of period at Apr. 30, 2024	121,604		9,420	20,918	19	(71)	83,774	7,444	121,504	100	(1,082)	6,388	2,138
Restated balance at beginning of period at Jan. 31, 2024	116,488		8,050	20,156	(19)	(84)	82,049	6,239	116,391	97	(1,121)	5,387	1,973
Changes in equity
Issues of share capital and other equity instruments	2,124		1,370	762			(8)		2,124
Sales of treasury shares and other equity instruments	1,516				404	1,112			1,516
Purchases of treasury shares and other equity instruments	(1,465)				(366)	(1,099)			(1,465)
Share-based compensation awards		$ 22
Dividends on common shares	(1,953)						(1,953)		(1,953)
Dividends on preferred shares and distributions on other equity instruments	(69)						(67)		(67)	(2)
Other	(5)						(5)		(5)
Net income	3,950						3,948		3,948	2
Total other comprehensive income (loss), net of taxes	1,018						(190)	1,205	1,015	3	39	1,001	165
Restated balance at end of period at Apr. 30, 2024	$ 121,604		$ 9,420	$ 20,918	$ 19	$ (71)	$ 83,774	$ 7,444	$ 121,504	$ 100	$ (1,082)	$ 6,388	$ 2,138